Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Foreign currency translation gain (loss)	$ 4,000	$ (25)